SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF REVENUES, SIGNIFICANT SEGMENT EXPENSES, OTHER SEGMENT ITEMS AND THE MEASURE OF SEGMENT PROFIT OR LOSS

The following table presents revenues, significant segment expenses, other segment items, and the measure of segment profit or loss that are regularly provided to the CODM for the periods presented:

	For the Six Months Ended June 30,
	2026	2025
Revenue	$433,784	$471,198
Cost of revenue	316,938	308,320
Selling and marketing	24,952	26,860
General and administrative	98,678	115,390
Interest income, net	(38)	(25)
Other expense, net	1,130	538
Other segment items	-	-
Net income (loss)	$(6,784)	$20,628